Investments - Summary of investments by company (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Associated entities	€ 5,634	€ 5,833	€ 6,130
Joint venture entities	1,981	1,692	1,492
INVESTMENTS	7,615	7,525	7,622	€ 8,772
U.C.I., S.A.
Disclosure of associates [line items]
Joint venture entities	416	228	168
Santander Caceis Latam Holding 1, S.L
Disclosure of associates [line items]
Joint venture entities	359	334	326
Santander Vida Seguros y Reaseguros, S.A.
Disclosure of associates [line items]
Joint venture entities	356	378	381
Fortune Auto Finance Co., ltd
Disclosure of associates [line items]
Joint venture entities	244	222	172
Hyundai Capital UK Limited
Disclosure of associates [line items]
Joint venture entities	223	201	151
Banco RCI Brasil S.A.
Disclosure of associates [line items]
Joint venture entities	95	92	88
Other companies
Disclosure of associates [line items]
Joint venture entities	288	237	206
Merlin Properties, SOCIMI, S.A.
Disclosure of associates [line items]
Associated entities	1,653	1,640	1,581
Caceis
Disclosure of associates [line items]
Associated entities	1,046	975	1,077
Metrovacesa, S.A.
Disclosure of associates [line items]
Associated entities	979	1,087	1,157
Zurich Santander Insurance América, S.L.
Disclosure of associates [line items]
Associated entities	916	826	955
CNP Santander
Disclosure of associates [line items]
Associated entities	406	418	439
Ebury Partners
Disclosure of associates [line items]
Associated entities	0	394	388
Other companies
Disclosure of associates [line items]
Associated entities	€ 634	€ 493	€ 533